Notes Payable (Details Narrative) - Metu Brands, Inc [Member]	12 Months Ended
Sep. 30, 2015 USD ($)
Deposit	$ 3,000
0% Notes Payable Due September 24, 2014 [Member]
Debt face amount	$ 7,000